Trade Payables and Other Current Liabilities - Trade Payables and Other Current Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade and other current payables [abstract]
Total trade payables	€ 6,969	€ 5,916
Other current liabilities
Social security	482	314
Payroll accruals and taxes	1,750	1,351
Other current liabilities	1,016	1,024
Total other current liabilities	3,248	2,690
Total Trade payables and other current liabilities	€ 10,217	€ 8,606